REVENUE - Schedule of Revenue from Contracts with Customers Disaggregated by Product and Service (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 407,644	$ 0	$ 0	$ 152,127
Orbit [Member]
Disaggregation of Revenue [Line Items]
Revenue	67,279	0
Orbit [Member] | SaaS and Hosted Software Subscriptions [Member]
Disaggregation of Revenue [Line Items]
Revenue	48,499	0
Orbit [Member] | Application Maintenance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	18,780	0
Lyocon [Member]
Disaggregation of Revenue [Line Items]
Revenue	340,365	0
Lyocon [Member] | Product Sales [Member]
Disaggregation of Revenue [Line Items]
Revenue	317,588	0
Lyocon [Member] | Professional Services Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 22,777	$ 0